BofA Funds Series Trust

BofA Daily Cash Reserves

Supplement dated June 25, 2010 to the Prospectus

dated January 1, 2010, as revised May 1, 2010

This Supplement provides new and additional information that supplements information contained in the prospectus (the Prospectus) of the fund referenced above. This Supplement should be read in conjunction with the Prospectus.

On June 21, 2010, the Board of Trustees (the Board) of BofA Funds Series Trust (the Trust) approved a proposal to reorganize BofA Daily Cash Reserves (the Fund) into BofA Cash Reserves, another Series of the Trust (the Reorganization). The Reorganization will involve (i) the transfer of all of the assets of the Fund in exchange for shares of the Trust Class of BofA Cash Reserves; (ii) the assumption by BofA Cash Reserves of all of the liabilities of the Fund; and (iii) the distribution of BofA Cash Reserves’ Trust Class shares to the shareholders of the Fund in liquidation of the Fund. In the Reorganization, shareholders of the Fund will receive Trust Class shares of BofA Cash Reserves with a total dollar value equal to the total dollar value of the shares of the Fund that they held immediately prior to the Reorganization. The Reorganization is subject to several conditions to closing, including receipt of a legal opinion to the effect that the Reorganization will not be a taxable event for federal income tax purposes. The Reorganization, which is not subject to a shareholder vote and does not require any action to be taken by any shareholder, is expected to close on or about July 30, 2010.

Upon consummation of the Reorganization, the Fund will be liquidated and accordingly, will no longer be offered to investors. All references to the Fund in the Prospectus are hereby removed, effective upon consummation of the Reorganization.

Shareholders should retain this Supplement for future reference.

BofA Funds Series Trust

BofA California Tax-Exempt Reserves

BofA Cash Reserves

BofA Connecticut Municipal Reserves

BofA Daily Cash Reserves

BofA Government Plus Reserves

BofA Government Reserves

BofA Massachusetts Municipal Reserves

BofA Money Market Reserves

BofA Municipal Reserves

BofA New York Tax-Exempt Reserves

BofA Tax-Exempt Reserves

BofA Treasury Reserves

Supplement dated June 25, 2010 to the

Statement of Additional Information

dated January 1, 2010, as revised May 1, 2010

This Supplement provides new and additional information that supplements information contained in the statement of additional information (the Statement of Additional Information) of the funds referenced above. This Supplement should be read in conjunction with the Statement of Additional Information.

On June 21, 2010, the Board of Trustees (the Board) of BofA Funds Series Trust (the Trust) approved a proposal to reorganize BofA Daily Cash Reserves (the Fund) into BofA Cash Reserves, another Series of the Trust (the Reorganization). The Reorganization will involve (i) the transfer of all of the assets of the Fund in exchange for shares of the Trust Class of BofA Cash Reserves; (ii) the assumption by BofA Cash Reserves of all of the liabilities of the Fund; and (iii) the distribution of BofA Cash Reserves’ Trust Class shares to the shareholders of the Fund in liquidation of the Fund. In the Reorganization, shareholders of the Fund will receive Trust Class shares of BofA Cash Reserves with a total dollar value equal to the total dollar value of the shares of the Fund that they held immediately prior to the Reorganization. The Reorganization is subject to several conditions to closing, including receipt of a legal opinion to the effect that the Reorganization will not be a taxable event for federal income tax purposes. The Reorganization, which is not subject to a shareholder vote and does not require any action to be taken by any shareholder, is expected to close on or about July 30, 2010.

Upon consummation of the Reorganization, the Fund will be liquidated and accordingly, will no longer be offered to investors. All references to the Fund in the Statement of Additional Information are hereby removed, effective upon consummation of the Reorganization.

Shareholders should retain this Supplement for future reference.